Energy Infrastructure Assets - Summary of Reconciliation Of changes In Carrying Amount Energy Infrastructure Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 96
Ending Balance	102	$ 96
Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	713
Ending Balance	686	713
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	187	190
Additions	19	16
Reclassification	(1)	(1)
Disposals	(5)	(12)
Currency translation effects	1	(6)
Ending Balance	201	187
Cost [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,059	1,142
Additions	96	59
Reclassification	(2)	0
Disposals	(31)	(119)
Currency translation effects	10	(23)
Ending Balance	1,132	1,059
Accumulated Depreciation And Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(91)	(86)
Depreciation charge	(13)	(20)
Disposals	5	12
Currency translation effects	0	3
Ending Balance	(99)	(91)
Accumulated Depreciation And Amortisation [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(346)	(278)
Depreciation charge	(108)	(111)
Impairment	(3)	(1)
Disposals	20	27
Currency translation effects	(9)	17
Ending Balance	$ (446)	$ (346)